Related Party Transactions	3 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 – RELATED PARTY TRANSACTIONS

Payable to related party amounted to $4,116 and $0 at March 31, 2017 and December 31, 2016, respectively, consists of funds advanced to the Company by its President for the its working capital needs. Funds advanced to the Company by the President are non-interest bearing, unsecured and due on demand.

On January 11, 2017, the Company issued 5,000,000 shares of its common stock to its President, an officer and director of the Company valued at $500. The Company recorded a discount of the same amount as no consideration was paid to these shares. On February 16, 2017, the Company issued to a family member of the President of the Company 1,000,000 shares of its common stock for total proceeds of $1,000. On February 16, 2017, the Company issued to an officer and director of the Company, an aggregate of 5,000,000 shares of its common stock in exchange for total proceeds of $5,000.

In February 2017, the Company issued to its President an aggregate of 600 Series A preferred shares for total proceeds of $0.06. In addition, in February 2017, the Company issued to an officer and director an aggregate of 400 Series A Preferred Stock shares for total proceeds of $0.04.